Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 07, 2010	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Loss Contingencies [Line Items]
Rent expense		$ 56,665	$ 0	$ 19,521	$ 2,034
Total awards authorized		5,000,000		5,000,000		5,000,000
Additional Common shares		2,083,293	2,406,227			2,083,293
Line of credit facility Description						Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). In addition, the Company and Tysadco Partners entered into a Registration Rights Agreement, whereby the Company shall register the securities on a registration statement covering the Offering Amount with the SEC within forty-five days of filing its 10-K for the year ended December 31, 2021.
Commitment Fee				$ 10,000
Restricted common stock				$ 0.20
Capped				$ 20,000
Line of Credit [Member]
Loss Contingencies [Line Items]
Additional Common shares				500,000
Coco Grove [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 84,393
Interest percentage on loss contingency	6.00%
Interest Payable, Current		$ 59,136			$ 60,402	$ 59,136
Officer Ralph Hofmeier [Member]
Loss Contingencies [Line Items]
Salary		125,000				125,000
Salary second year		150,000				150,000
Officer Irma Velazquez [Member]
Loss Contingencies [Line Items]
Salary		125,000				125,000
Salary second year		$ 150,000				$ 150,000
Hofmeier [Member]
Loss Contingencies [Line Items]
Salary				$ 125,000
Salary second year				150,000
Velazquez [Member]
Loss Contingencies [Line Items]
Salary				125,000
Salary second year				$ 150,000